Investments in Associates & Joint Ventures - Schedule for reconciliation of investment in associate (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Disclosure Of Associate And Joint Ventures [Line Items]
Total comprehensive loss	$ (113,610)	$ (546,489)
Total interest in associate value	74,679	76,306	$ 52,849
Truss LP
Disclosure Of Associate And Joint Ventures [Line Items]
Opening net assets	74,964	20,423
Acquisition of associate/capital calls	10,000	68,600
Total comprehensive loss	(14,925)	(14,059)
Closing net assets	$ 70,039	$ 74,964
Interest in associate	42.50%	42.50%
Interest in associate value	$ 29,767	$ 31,860
Fair value of warrant consideration	42,386	42,386
Capitalized transaction costs	720	720
Total interest in associate value	$ 72,873	$ 74,966	$ 51,786